Property, plant and equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Property, plant and equipment
Balance at beginning	$ 96
Balance at ending	704,082	$ 96
Cost
Property, plant and equipment
Balance at beginning	139,733	881,719
Addition	723,640
Written-off		(741,986)
Balance at ending	863,373	139,733
Accumulated depreciation
Property, plant and equipment
Balance at beginning	139,637	604,444
Depreciation	19,654	76,365
Written-off		(541,172)
Balance at ending	159,291	139,637
Computer equipment | Cost
Property, plant and equipment
Balance at beginning	116,514	116,514
Balance at ending	116,514	116,514
Computer equipment | Accumulated depreciation
Property, plant and equipment
Balance at beginning	116,514	116,514
Balance at ending	116,514	116,514
Furniture and fitting
Property, plant and equipment
Balance at beginning	96
Balance at ending		96
Furniture and fitting | Cost
Property, plant and equipment
Balance at beginning	19,815	19,815
Balance at ending	19,815	19,815
Furniture and fitting | Accumulated depreciation
Property, plant and equipment
Balance at beginning	19,719	17,797
Depreciation	96	1,922
Balance at ending	19,815	19,719
Office equipment | Cost
Property, plant and equipment
Balance at beginning	3,404	3,404
Balance at ending	3,404	3,404
Office equipment | Accumulated depreciation
Property, plant and equipment
Balance at beginning	3,404	3,050
Depreciation		354
Balance at ending	3,404	3,404
Leasehold improvement | Cost
Property, plant and equipment
Balance at beginning		84,770
Written-off		(84,770)
Leasehold improvement | Accumulated depreciation
Property, plant and equipment
Balance at beginning		83,705
Depreciation		1,065
Written-off		(84,770)
Leased premise
Property, plant and equipment
Balance at ending	704,082
Leased premise | Cost
Property, plant and equipment
Balance at beginning		657,216
Addition	723,640
Written-off		(657,216)
Balance at ending	723,640
Leased premise | Accumulated depreciation
Property, plant and equipment
Balance at beginning		383,378
Depreciation	19,558	73,024
Written-off		$ (456,402)
Balance at ending	$ 19,558